OPERATING LEASES	9 Months Ended
Sep. 30, 2022
Lessee Disclosure [Abstract]
OPERATING LEASES

11.OPERATING LEASES

The Company leases various office premises and facilities under non-cancelable operating leases that expire at various dates through March 2030. Some of the Company’s leases contain one or more options to extend. The Company considers options to extend the lease in determining the lease term.

Prior to the adoption of ASC 842, rent expense on operating leases was recognized on a straight-line basis over the term of the lease. In addition, certain of the Company’s operating lease agreements for office space also include rent holidays and scheduled rent escalations during the initial lease term. The Company recorded the rent holidays as a deferred rent within other liabilities on the Condensed Consolidated Balance Sheets. The Company expects to record deferred rent liability and scheduled rent increase on a straight-line basis into rent expense over the lease term commencing on the date the Company took possession of the leased space.

Operating lease expense for the three and nine months ended September 30, 2022 was $434 and $1,113, respectively and $339 and $1,142 for the three and nine months ended September 30, 2021, respectively. The Company records operating lease expense in the Condensed Consolidated Statement of Operations within general and administrative expenses.

On adoption of topic ASC 842 “Leases”, supplemental balance sheet information as of September 30, 2022 related to operating leases is shown below:

	As of September 30, 2022
Reported as:	$
Assets:
Operating lease right-of-use assets		$2,519
Liabilities:
Accrued expenses and other current liabilities		$874
Operating lease liabilities, non-current		1,826
Total operating lease liabilities		$2,700

As of September 30, 2022, the weighted-average remaining lease term and weighted-average discount rate for operating leases is 4.68 years and 11.33% respectively.

Supplemental cash flow information as of September 30, 2022 related to operating leases are as follows:

Nine Months
Ended September 30,
2022
Cash paid within operating cash flows	$993
Operating lease right-of-use assets recognized in exchange for new operating lease obligations	3,403

As of September 30, 2022, the future minimum lease payments under non-cancelable operating leases are as follows:

As of September 30,
2022
2022 (remaining three months)	$383
2023	917
2024	693
2025	388
2026	285
Thereafter	763
Total operating lease payments	3,429
Less: Imputed interest	(729)
Total operating lease liabilities	$2,700